Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The balances with related parties are unsecured, non-interest bearing, and due on demand. Related party transactions not disclosed elsewhere, if any, in the consolidated financial statements are as follows:
Due to a related party	June 30, 2024	June 30, 2023
Silvercorp Metals Inc.	$50,302	$56,102

Schedule of Compensation of Key Management Personnel	The remuneration of directors and other members of key management personnel for the years ended June 30, 2024 and 2023 are as follows:
	Years ended June 30,
	2024	2023
Director’s cash compensation	$77,217	$59,715
Director’s share-based compensation	462,721	624,263
Key management’s cash compensation	1,265,900	867,499
Key management’s share-based compensation	1,833,584	2,137,888
	$3,639,422	$3,689,365